LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Debt

Long-term debt consisted of the following:

	December 31, 2012	December 31, 2011
Funding program loans from European Investment Bank:
0.33% due 2014, floating interest rate at Libor + 0.017%	40	60
0.34% due 2015, floating interest rate at Libor + 0.026%	28	37
0.36% due 2016, floating interest rate at Libor + 0.052%	77	97
0.63% due 2016, floating interest rate at Libor + 0.317%	103	129
0.53% due 2016, floating interest rate at Libor + 0.213%	114	143
1.42% due 2020, floating interest rate at Libor + 1.099%	100	—
1.27% due 2020, floating interest rate at Libor + 0.956%	221	—
1.02% due 2020, floating interest rate at Euribor + 0.817%	132	—
Other funding program loans:
0.54% (weighted average), due 2013-2018, fixed interest rate	7	10
Other long-term loans:
1.95% (weighted average), due 2017, fixed interest rate	12	—
Capital leases:
6.03% (weighted average), due 2013-2017, fixed interest rate	5	9
Senior Bonds:
0.58%, due 2013, floating interest rate at Euribor + 0.40%	462	453
Convertible debt:
1.50% convertible bonds due 2016	—	221

Total long-term debt	1,301	1,159
Less current portion	(630)	(333)

Total long-term debt, less current portion	671	826

Long-term Debt Denominated by Currencies	Long-term debt is denominated in the following currencies:

	December 31, 2012	December 31, 2011
U.S. dollar	689	694
Euro	612	465
Total	1,301	1,159

Total Long-term Debt Outstanding Maturities	Aggregate future maturities of total long-term debt outstanding (including current portion) are as follows:

December 31, 2012
2013	630
2014	165
2015	144
2016	134
2017	58
Thereafter	170

Total	1,301